Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
Q.	STOCK-BASED COMPENSATION:

In November 2021, the Board of Directors adopted the Amended and Restated 2021 Equity Incentive Plan (the “2021 Plan”) which provides for the granting of stock options to purchase shares of the Company’s common stock and restricted stock to the Company’s employees, officers, directors, and outside consultants. The number of shares of common stock available for issuance under the 2021 Plan is 1,250,432 shares of common stock.

Stock-based compensation expense included the following components:

	2021	2020
Stock Options	$153,205	-
Restricted Stock	14,852	-
	168,057	-

All stock-based compensation expense is recorded in General and Administrative expense in the Statement of Earnings

Stock Options:

The fair value of options is estimated on the date of grant using the Black-Scholes option pricing model using the assumptions noted in the table below. The fair value is amortized as compensation cost on a straight-line basis over the requisite service period of the awards, which is generally the vesting period. The Company uses historical data on employee turnover and terminations to estimate the percentage of options that will ultimately be exercised. Expected volatility is based on historical volatility from a representative sample of publicly traded companies. The expected term represents the period of time that the options are expected to be outstanding. The risk-free interest rate is estimated using the rate of return on U.S. Treasury Notes with a life that approximates the expected life of the option. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual results differ from the estimates. Stock-based compensation is based on awards that are ultimately expected to vest.

Option awards are generally granted with an exercise price equal to the fair value of the Company’s stock at the date of grant; those options generally vest based on four years of continuous service and have 10-year contractual terms.

The Black-Scholes option pricing model assumptions are as follows:

Risk-free interest rate	1.335%
Expected term	5.5-6.25 years
Expected volatility	102.33%
Expected dividends	0%

A summary of option activity under the 2021 Plan as of December 31, 2021 and 2020 and changes during the years then ended is presented below:

Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2020	-	-	-
Granted	-	-	-
Forfeited or Expired and Other Adj	-	-	-
Outstanding at December 31, 2020	-	-	-
Exercisable at December 31, 2020	-	-	-

Granted	1,587,000	$4.19	$2,947,700
Forfeited or Expired and Other Adj	-	-	-
Outstanding at December 31, 2021	1,587,000	$4.19	$2,947,700
Exercisable at December 31, 2021	30,658	$4.15	$58,250

The weighted-average grant-date fair value of options granted during the years ended December 31, 2021 and 2020 was $4.19 and zero, respectively. The weighted-average remaining contractual term for the outstanding options is approximately 10 years and 0 years as of December 31, 2021 and 2020, respectively.

Restricted Stock:

Restricted stock granted under the 2021 Plan generally vest over 10 years, based on continued employment, and are settled upon vesting shares of the Company’s common stock on a one-for-one basis.

A summary of restricted stock activity under the 2021 Plan as of December 31, 2021 and 2020 and changes during the years then ended is presented below:

Restricted Stock	Shares
Outstanding at January 1, 2020	-
Granted	-
Vested	-
Forfeited	-
Outstanding at December 31, 2020	-

Granted	160,318
Vested	(6,108)
Forfeited	-
Outstanding at December 31, 2021	154,210